One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

NICHOLAS DI LORENZO

nicholas.dilorenzo@dechert.com +1 617 728 7171 Direct +1 617 275 8370 Fax

December 23, 2021

VIA	EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	William Blair Funds (“Registrant”)

File Nos. 033-17463 and 811-05344

Post-Effective Amendment No. 144

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 144 to the Registrant’s registration statement on Form N-1A (“Amendment”) under the 1933 Act and Amendment No. 145 to the Registration Statement under the Investment Company Act of 1940, as amended.

This filing is being made in connection with the annual update for the William Blair Small Cap Value Fund (the “Fund”) to incorporate changes associated with the Fund’s acquisition of the assets and assumption of the liabilities of the ICM Small Company Portfolio, a former series of The Advisors’ Inner Circle Fund, in a reorganization in 2021, as reflected in a prior supplement and Post-Effective Amendment and to make certain other changes. Financial highlights and other financial information will be updated in a subsequent Post-Effective Amendment to be filed pursuant to Rule 485(b) under the 1933 Act in February 2022. No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7171.

Sincerely,

/s/ Nicholas Di Lorenzo
Nicholas Di Lorenzo